Prepaid and Other Current Assets - Schedule of Prepaid and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments	$ 12,338				$ 1,001
VAT recoverable	2,963				425
Prepaid insurance	1,346				0
Other current assets	600				296
Research and development expenditure credit receivable	271				331
Insurance receivable	0				4,000
Prepaid and other current assets	$ 17,518	$ 12,577	$ 10,976	$ 5,088	$ 6,053